Document And Entity Information	Aug. 21, 2020
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	JNL INVESTORS SERIES TRUST
Entity Central Index Key	0001121257
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2020
Document Effective Date	Jul. 17, 2020
Prospectus Date	Apr. 27, 2020